ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Accounts receivable	$ 117,469	731,839		1,017,415
Less: allowance for doubtful accounts	(4,314)	(26,871)	(12,138)	(75,617)	(73,292)	(73,306)
Current assets:	$ 113,155	704,968		941,798